Short Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2021
Short Term Liabilities to Banks and Others [Abstract]
SHORT TERM LIABILITIES TO BANKS AND OTHERS
Note 11:-	short term Liabilities to banks and others

	December 31,		December 31,
	2021		2021	2020
	Interest rate
	%	Currency
Short-term bank loans	1.8-2.3	NIS	4,641	1,259
Short-term bank loans	1.6-4	NIS	17,429	11,357
Commercial securities not listed	0.6	NIS	64,309	31,104
Current maturities of long-term loans from banks and
other financial institutions (Note 13)	1.8-3.1	NIS	85,280	75,856
Current maturities of long-term loans from banks (Note 13)	Libor +2.1	NIS Linked to USD	3,950	800
Short-term interest on long-term loans from other
financial institutions	2.6- Prime + 1.5	NIS	87	68
			$175,696	$120,444